Private Placement (Details) - USD ($)	7 Months Ended	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Private Placement [Line Items]
Aggregate share purchase price	11,265,000	10,365,500
Purchase price (in Dollars)		$ 2,865,500
Exercisable purchase shares	1
Aggregate purchase price (in Dollars)	$ 3,565,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Aggregate share purchase price	3,265,000
Purchase price (in Dollars)	$ 3,265,000
Additional shares		240,075
Aggregate purchase price (in Dollars)	$ 3,565,000
Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares per warrant (in Dollars per share)	$ 11.5	$ 11.5
Exercisable purchase shares	1	1
Private Placement Warrant [Member]
Private Placement [Line Items]
Aggregate share purchase price		2,865,500
Number of shares per warrant (in Dollars per share)	$ 11.5	$ 11.5
over-allotment option is exercised	3,565,000
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Exercisable purchase shares	1	1
Sponsor [Member] | Private Placement Warrant [Member]
Private Placement [Line Items]
Number of shares per warrant (in Dollars per share)	$ 1	$ 1